Exhibit 99.1 Schedule 7(b) – Servicing Collection Comments

Loan ID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
902210706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  xx/xx/xxxx the borrower advised she was approved for a repay plan and promised a payment.  The borrower was advised xx/xx/xxxx her last repay payment has been received and to resume her normal payments.  No other relevant communication noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			EXIT STRATEGY:	XX/XX/XXXX
286613727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called in to follow up on the status of the modification review. He was advised to send a hardship letter, signed and dated
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX
533648649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower advised xx/xx/xxxx he received the loss mitigation package but was unable to complete it due to unexpected issues.  Borrower declined assistance and stated he mailed the payment for $xxx on xx/xx/xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			EXIT STRATEGY:	XX/XX/XXXX
455082129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			EXIT STRATEGY:	XX/XX/XXXX
920195346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower authorized a payment in the amount of $xxxx; effective xx/xx/xxxx.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX
904958790	2	[2] Evidence loan has been modified.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxx and there is evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			EXIT STRATEGY:	XX/XX/XXXX
710301225	3	[3] Lien is not in first position. [2] Evidence loan has been modified.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			EXIT STRATEGY:	XX/XX/XXXX
327007461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Spoke with borrower. A promise to pay was set up for $xxxx by xx/xx/xxxx via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX
409590486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX
285957714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX

All information provided under the "Compliance Comp Factors" column or any other columns regarding statutes of limitations is provided for informational purposes only.  No such information is or contains any legal advice or recommendation and should not be relied upon as any form of legal advice or conclusion.  You should consult with your own counsel regarding applicable statutes of limitations in any particular state or mortgage loan scenario.  Please note that this information and any applicable statute of limitations has no impact on any compliance grading or level of compliance exception issued by AMC hereunder. Further, there may be other potential risks and liabilities associated with any delineated violation that are not addressed or intended to be addressed by this column on the report including but not limited to Attorney General Investigations, actions or other powers, state or federal UDAAP and/or UDAP concerns, foreclosure delays and lien enforcement issues, and other ramifications under other applicable laws and regulations.